EQUITY - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2023 Year $ / shares	Dec. 31, 2022 Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 1.1
Dividend yield	0.00%	0.00%
Expected life of share options | Year	5
Share price	$ 1.1
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 2.3
Expected life of share options | Year		4
Volatility	104.40%	77.04%
Annual risk-free rate	3.55%	1.43%
Share price		$ 2.3
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 27.3
Expected life of share options | Year		5
Volatility	109.35%	107.03%
Annual risk-free rate	3.65%	3.85%
Share price		$ 27.3